Other Income, Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Expense [Member] | Navios Logistics [Member]
Other (expense)/income - taxes other than income taxes	$ 1,218	$ 590	$ 2,222	$ 2,021